UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                    Rochester, NY              11/12/08
-------------------                  ----------------           ---------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              TITLE OF               VALUE   SHARES/   SH/  PUT/  INVSTMNT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP     (x$1000) PRN AMT   PRN  CALL  DSCRTN     MANAGERS       SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            COM       009411109       143     19,142     SH        SOLE        N/A         19,142
ATA INC                       COM       00211V106       122     13,298     SH        SOLE        N/A         13,298
BAIDU.COM INC                 COM       056752108     4,965     20,000     SH        SOLE        N/A         20,000
CBEYOND INC                   COM       149847105     1,165     80,990     SH        SOLE        N/A         80,990
CHINA DISTANCE ED HLDGS LTD   COM       16994W104     1,972    493,118     SH        SOLE        N/A        493,118
CHINAEDU CORPORATION          COM       16945L107     1,411    345,100     SH        SOLE        N/A        345,100
DEALERTRACK HOLDINGS INC      COM       242309102       771     45,849     SH        SOLE        N/A         45,849
LOOPNET INC                   COM       543524300       914     93,431     SH        SOLE        N/A         93,431
MERCADOLIBRE INC              COM       58733R102       324     15,907     SH        SOLE        N/A         15,907
UCN INC                       COM       902636109     1,313    979,986     SH        SOLE        N/A        979,986

                                    10              13,100


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:         13,100
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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